Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Financial Liabilities

	Note	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2024
Financial assets
Trade and bills receivable	15	4,280,625	4,297,376	—	8,578,001
Other receivables	15	397,302	—	—	397,302
Cash and bank balances	16	6,433,593	—	—	6,433,593
		11,111,520	4,297,376	—	15,408,896
Financial liabilities
Trade and other payables	23	—	—	10,402,492	10,402,492
Loans and borrowings	27	—	—	2,509,800	2,509,800
Other financial liability	29	—	—	70,004	70,004
		—	—	12,982,296	12,982,296

	Note	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2025
Financial assets
Trade and bills receivable	15	5,981,268	4,896,955	—	10,878,223	1,571,362
Other receivables	15	221,700	—	—	221,700	32,024
Cash and bank balances	16	7,913,083	—	—	7,913,083	1,143,047
		14,116,051	4,896,955	—	19,013,006	2,746,433
Financial liabilities
Trade and other payables	23	—	—	14,573,464	14,573,464	2,105,140
Loans and borrowings	27	—	—	2,020,020	2,020,020	291,792
Other financial liability	29	—	—	73,080	73,080	10,556
		—	—	16,666,564	16,666,564	2,407,488

Schedule of Changes in Liabilities Arising From Financing Activities

Changes in liabilities arising from financing activities

	January 1, 2024	Cash flows	Addition	Accretion of interest	Termination	Translation reserve	Others	December 31, 2024
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2024
Loans and borrowings
- current	1,850,294	(178,494)	—	—	—	—	200,000	1,871,800
- non-current	690,000	148,000	—	—	—	—	(200,000)	638,000
Lease liabilities
- current	33,272	(41,752)	—	1,714	(1,353)	3	41,089	32,973
- non-current	16,009	—	55,348	—	—	(10)	(41,089)	30,258
Other financial liability	67,050	—	—	2,954	—	—	—	70,004
Total liabilities from financing activities	2,656,625	(72,246)	55,348	4,668	(1,353)	(7)	—	2,643,035

	January 1, 2025	Cash flows	Addition	Accretion of interest	Translation reserve	Others	December 31, 2025	December 31, 2025
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2025
Loans and borrowings
- current	1,871,800	(489,780)	—	—	—	618,000	2,000,020	288,903
- non-current	638,000	—	—	—	—	(618,000)	20,000	2,889
Lease liabilities
- current	32,973	(44,794)	599	2,016	229	44,644	35,667	5,152
- non-current	30,258	—	56,538	—	(147)	(44,644)	42,005	6,068
Other financial liability	70,004	—	—	3,076	—	—	73,080	10,556
Total liabilities from financing activities	2,643,035	(534,574)	57,137	5,092	82	—	2,170,772	313,568